Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Commitments and Contingencies
38.	Commitments and Contingencies

(a)	Contingent liabilities
Contingent liabilities may develop in a way not initially expected. Therefore, management continuously assesses contingent liabilities to determine whether an outflow of resources embodying economic benefits has become probable. If it becomes probable that an outflow of future economic benefits will be required for an item previously dealt with as a contingent liability, a provision is recognized in the consolidated financial statements of the period in which the change in probability occurs (except in the extremely rare circumstances where no reliable estimate can be made).
Management makes estimates and assumptions that affect disclosures of commitments and contingencies. All estimates and assumptions are based on the evaluation of current circumstances and appraisals with the supports of internal specialists or external consultants.
Management regularly analyzes current information about these matters and provides for probable contingent losses including the estimate of legal expense to resolve the matters. Internal and external lawyers are used for these assessments. In making the decision regarding the need for a provision, management considers whether the Company has an obligation as a result of a past event, whether it is probable that an outflow of cash or other resources embodying economic benefits will be required to settle the obligation and the ability to make a reliable estimate of the amount of the obligation.

(b)	Details of guarantees
1) Contingent liabilities on outstanding guarantees provided by the Company as of December 31, 2021 are as follows:

(in millions of Won)			Guarantee limit			Guarantee amount
Guarantor	Guarantee beneficiary	Financial institution	Foreign currency		Won equivalent	Foreign currency	Won equivalent
[The Company]
POSCO HOLDINGS INC.	POSCO Asia Co., Ltd.	Credit Agricole and others	USD	200,000,000	237,100	—	—
	POSCO-VIETNAM Co., Ltd.	SMBC and others	USD	156,000,000	184,938	140,000,000	165,969
	POSCO MEXICO S.A. DE C.V.	BOA and others	USD	120,000,000	142,260	100,000,001	118,550
	POSCO COATED STEEL (THAILAND) CO., LTD.	SMBC and others	THB	5,501,000,000	195,672	5,021,000,001	178,597
	POSCO Maharashtra Steel Private Limited	SMBC and others	USD	139,784,000	165,715	139,784,000	165,715
	PT. KRAKATAU POSCO	Export-Import Bank of Korea and others	USD	2,150,300,000	2,549,186	1,426,992,234	1,691,699
	POSCO ASSAN TST STEEL INDUSTRY	SOCIETE GENERALE and others	USD	146,527,500	173,708	131,874,750	156,338

(in millions of Won)			Guarantee limit			Guarantee amount
Guarantor	Guarantee beneficiary	Financial institution	Foreign currency		Won equivalent	Foreign currency	Won equivalent
POSCO INTERNATIONAL Corporation	POSCO INTERNATIONAL GLOBAL DEVELOPMENT PTE. LTD.	Export-Import Bank of Korea and others	USD	180,000,000	213,390	180,000,000	213,390
	POSCO INTERNATIONAL POWER (PNGLAE) LIMITED	KDB bank	USD	53,517,404	63,445	32,717,404	38,786
	GOLDEN LACE POSCO INTERNATIONAL CO., LTD.	Shinhan Bank and others	USD	11,000,000	13,041	11,000,000	13,041
	PT. Bio Inti Agrindo	BTPN and others	IDR	2,057,400,000,000	170,970	2,057,400,000,000	170,970
	POSCO ASSAN TST STEEL INDUSTRY	ING	USD	14,652,750	17,371	14,652,750	17,371
	POSCO INTERNATIONAL Deutschland GmbH	Bank Mendes Gans	USD	50,000,000	59,275	9,053,769	10,733
	POSCO INTERNATIONAL AMERICA Corp.					—	—
	POSCO INTERNATIONAL JAPAN Corp.					8,692,517	10,305
	POSCO INTERNATIONAL SINGAPORE Pte. Ltd.					—	—
	POSCO INTERNATIONAL Malaysia SDN BHD					—	—
	POSCO INTERNATIONAL Italia S.R.L.					—	—
	POSCO INTERNATIONAL MEXICO S.A. de C.V.					—	—
	GRAIN TERMINAL HOLDING PTE. LTD.	Export-Import Bank of Korea and others	USD	27,000,000	32,009	27,000,000	32,009
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	POSCO E&C Vietnam Co., Ltd.	POSCO Asia Co., Ltd. and others	USD	36,000,000	42,678	36,000,000	42,678
	PT.POSCO E&C INDONESIA	POSCO Asia Co., Ltd. and others	USD	25,900,000	30,704	25,900,000	30,704
POSCO ICT	PT.POSCO ICT INDONESIA	POSCO Asia Co., Ltd. and others	USD	1,500,000	1,778	600,000	711
POSCO CHEMICAL CO., LTD	PT.Krakatau Posco Chemical Calcination	POSCO Asia Co., Ltd. and others	USD	15,200,000	18,020	4,800,000	5,690
POSCO COATED & COLOR STEEL Co., Ltd.	Myanmar POSCO C&C Company, Limited.	POSCO Asia Co., Ltd.	USD	13,986,947	16,582	13,986,947	16,582
POSCO ENERGY CO., LTD	PT. KRAKATAU POSCO ENERGY	POSCO Asia Co., Ltd. and others	USD	77,002,839	91,287	77,002,839	91,287
[Associates and joint ventures]
POSCO HOLDINGS INC.	CSP—Compania Siderurgica do Pecem	Export-Import Bank of Korea and others	USD	420,000,000	497,911	368,324,800	436,651
		BNDES	BRL	464,060,000	98,743	464,060,000	98,743
	LLP POSUK Titanium	SMBC	USD	13,500,000	16,004	13,500,000	16,004
	Nickel Mining Company SAS	SMBC	EUR	46,000,000	61,748	46,000,000	61,748

(in millions of Won)			Guarantee limit			Guarantee amount
Guarantor	Guarantee beneficiary	Financial institution	Foreign currency		Won equivalent	Foreign currency	Won equivalent
POSCO INTERNATIONAL Corporation	GLOBAL KOMSCO Daewoo LLC	Hana Bank	USD	8,225,000	9,751	7,000,000	8,299
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	Chun-cheon Energy Co., Ltd.	Kookmin Bank	KRW	149,200	149,200	145,900	145,900
[Others]
POSCO INTERNATIONAL Corporation	SHERRITT INTERNATIONAL CORP.	Export-Import Bank of Korea	USD	21,818,182	25,865	1,724,349	2,044
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	Busan Sanseong Tunnel and others	Balhae Infrastructure Fund and others	KRW	1,720,802	1,720,802	707,054	707,054
POSCO ICT	Busan Sanseong Tunnel	Hana Bank and others	KRW	7,618	7,618	6,391	6,391
POSCO AUSTRALIA PTY LTD	Department of Trade and Investment (NSW Government) and others	Woori Bank and others	AUD	14,665,087	12,596	14,665,095	12,596
PT. Bio lnti Agrindo	KSU Mandob	Bank Muamalat	IDR	80,000,000,000	6,648	80,000,000,000	6,648
POSCO Maharashtra Steel Private Limited	MAHARASHTRA STATE ELECTRICITY and others	HSBC and others	INR	482,882,773	7,692	482,882,773	7,692

			USD	3,881,914,622	4,602,018	2,770,606,360	3,284,556
			KRW	1,877,620	1,877,620	859,345	859,345
			IDR	2,137,400,000,000	177,618	2,137,400,000,000	177,618
			INR	482,882,773	7,692	482,882,773	7,692
			THB	5,501,000,000	195,672	5,021,000,001	178,597
			EUR	46,000,000	61,748	46,000,000	61,748
			AUD	14,665,087	12,596	14,665,095	12,596
			BRL	464,060,000	98,743	464,060,000	98,743

2) Contingent liabilities on debt acquisition, financial support agreement provided by the Company as of December 31, 2021 are as follows:

(in millions of Won)			Agreed Amount			Executed amount
Provider	Recipient	Lender	Foreign currency		Won equivalent	Foreign currency	Won equivalent
[The Company]
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	JB CLARK HILLS	HSBC and others	USD	51,000,000	60,461	35,500,000	42,085
[Associates and joint ventures]
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	New Songdo International City Development, LLC	Others	KRW	620,000	620,000	537,000	537,000
	POHANG E&E Co.,LTD	Heungkuk Life Insurance Co., Ltd.	KRW	71,930	71,930	54,903	54,903
	UITrans LRT Co., Ltd	Kookmin Bank and others	KRW	200,632	200,632	184,416	184,416
	Western Inland Highway CO., LTD.	Nonghyup Bank and others	KRW	672,496	672,496	8,820	8,820
	Pocheon-Hwado Highway Corp. (formerly, Metropolitan Outer Ring Expressway Co., Ltd)	Lotte Insurance Co., Ltd and others	KRW	276,033	276,033	39,649	39,649
	RPSD	Plan-up Sinsajeilcha Co., Ltd	KRW	45,000	45,000	37,000	37,000
	Pureun Tongyeong Enviro Co., Ltd	KDB Bank and others	KRW	22,714	22,714	14,067	14,067
	Pure Gimpo Co., Ltd.	KDB Bank and others	KRW	44,740	44,740	29,153	29,153
	Clean Iksan Co., Ltd.	SAMSUNG FIRE & MARINE INSURANCE	KRW	44,054	44,054	28,198	28,198
POSCO ICT	UITrans LRT Co., Ltd	Kookmin Bank	KRW	38,147	38,147	38,147	38,147
	Western Inland Highway CO., LTD.	Kookmin Bank	KRW	47,348	47,348	600	600
	Pocheon-Hwado Highway Corp. (formerly, Metropolitan Outer Ring Expressway Co., Ltd)	Woori Bank	KRW	24,920	24,920	1,308	1,308
[Others]
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	Incheon-Gimpo Expressway Co., Ltd and others	Kookmin Bank and others	KRW	3,117,808	3,117,808	1,554,052	1,554,052
POSCO ICT	Incheon-Gimpo Expressway Co., Ltd and others	Kookmin Bank and others	KRW	166,678	166,678	85,687	85,687

(c)	Other commitments
Details of other commitments of the Company as of December 31, 2021 are as follows:

Description
POSCO HOLDINGS INC.
POSCO HOLDINGS INC. entered into long-term contracts to purchase iron ore, coal, nickel and others. The contracts of iron ore and coal generally have terms of more than three years and the contracts of nickel have terms of more than one year. These contracts provide for periodic price adjustments based on the market price. As of December 31, 2021, 32 million tons of iron ore and 5 million tons of coal remained to be purchased under such long-term contracts.

POSCO HOLDINGS INC. entered into an agreement with Tangguh Liquefied Natural Gas (LNG) Consortium in Indonesia to purchase 550 thousand tons of

Description

LNG annually for 20 years commencing in August 2005. The purchase price is subject to change, based on changes of the monthly standard oil price (JCC) and with a price ceiling.

POSCO HOLDINGS INC. has a long-term service contract for the transportation of raw material. As of December 31, 2021, there are 37 vessels under contract, and the average remaining contract period is about 9 years.

As of December 31, 2021, POSCO HOLDINGS INC. entered into a commitment with KOREA ENERGY AGENCY for long-term foreign currency borrowings, which are limited up to the amount of USD 4.12 million. The borrowing is related to the exploration of gas hydrates in Western Fergana-Chinabad. The repayment of the borrowings depends on the success of the projects. POSCO HOLDINGS INC. is not liable for the repayment of full or part of the amount borrowed if the respective projects fail. POSCO HOLDINGS INC. has agreed to pay a certain portion of its profits under certain conditions, as defined by the borrowing agreements. As of December 31, 2021, the ending balance of the borrowing amounts to USD 1.02 million.

POSCO HOLDINGS INC. has provided a supplemental funding agreement, as the largest shareholder, as requested from the creditors, including Norddeutsche Landesbank, for seamless funding to POSCO ENERGY Co., Ltd., a subsidiary of the Company, under construction of new power plant.

POSCO HOLDINGS INC. has deposited 2,980,162 treasury shares for exchange with the Korea Securities Depository in relation to foreign currency exchangeable bonds as of December 31, 2021.

POSCO INTERNATIONAL Corporation
POSCO INTERNATIONAL Corporation operates a
ship-to-ship
business in which ships are chartered from ship’s owners and leased out to shippers. The Company has entered into a ship purchase agreement with the ship owners and the shippers, which obliges the shippers to pay the agreed amount either at the end of the contract terms or at the agreed termination and to take over the ownership of the vessel from the ship owners. Only if the shipper fails to fulfill its obligation including payment obligation for the purchase of the vessel, the Company is obliged to take over the ship based on the condition that the shipper’s contractual obligations and rights are transferred to the Company. As of December 31, 2021, the amount which is exposed to the ship purchase agreements entered into is USD 170 million.

The Company invested in the Ambatovy Nickel Project (DMSA/AMSA) in Madagascar through the Korea Ambatovy Consortium (KAC) formed with Korea Mine Rehabilitation and Mineral Resources Corporation (KOMIR) and STX Corporation. SHERRITT INTERNATIONAL CORP., the operator, transferred a portion of the project’s interests to Sumitomo and AHL (Ambatovy Holdings Limited) in November 2017, and transferred the remaining interests of the project to Sumitomo and AHL2 (Ambatovy Holdin
g
s II Limited) in August 2020. KAC has the rights and obligations to the 15.33% stake held by AHL and AHL2.

Description

POSCO ENGINEERING & CONSTRUCTION CO., LTD.
As of December 31, 2021, POSCO ENGINEERING & CONSTRUCTION CO., LTD. has foreign currency guarantees of up to USD 2,419 million provided by financial institutions and uses USD 758 million with Woori Bank and others.

As of December 31, 2021, according to the project agreements related to redevelopment and reconstruction projects, the Company has an agreement to compensate the Korea Housing and Urban Guarantee Corporation for damages of principal and interest amounting to
￦
1,383,070 million(limited to
￦
3,002,609 million). Fu
r
thermore, the Company provides agreements of construction completion (compensation for non-performance)
in connection with a number of implementation and union business projects.

POSCO ICT	As of December 31, 2021, in relation to contract enforcement, POSCO ICT is provided with a guarantee of
￦
147,108 million,
￦
26,464 million,
￦
305 million from Software credit union and Seoul guarantee insurance, Eng
i
neering credit union respectively.

(d)	Litigation in progress

1)	Request for Arbitration of NSC Investment and TGC
In March 2019, NSC Investment and TGC(“Applicant”), a former joint venture partner of POSCO ENGINEERING & CONSTRUCTION CO., LTD., in connection with the Songdo International City Development Project in Incheon, filed an arbitration (mediation price: approximately USD 2 billion) for alleged violations of contract by POSCO ENGINEERING & CONSTRUCTION CO., LTD. As of December 31, 2021, the Company has determined that the applicant’s claim is without merit, and did not recognize a provision.

2)	Other litigations
As of December 31, 2021, litigations in progress that POSCO HOLDINGS INC. and certain subsidiaries are defendants in legal actions arising from the normal course of business are as follows:

(in millions of Won, in thousands of foreign currencies)
Company	Legal actions	Claim amount		Won equivalent	Description
POSCO HOLDINGS INC.	36	KRW	140,410	140,410	Lawsuit on claim for employee right and others
POSCO INTERNATIONAL Corporation	1	BRL	72,774	15,485	Lawsuit on claim for payment for goods
	1	CAD	79,000	73,518	Lawsuit on claim for damages
	2	CNY	21,605	4,024	Lawsuit on claim for damages and others(*1)
	2	INR	4,469,396	71,197	Lawsuit on claim for payment on guarantees and others(*1)
	9	KRW	26,235	26,235	Litigation for confirmation of deposit bond and others
	6	USD	73,511	87,148	Lawsuit on claim for damages and others(*1)
	1	PKR	124,775	830	Lawsuit on claim for damages
POSCO ENGINEERING & CONSTRUCTION CO., LTD.	98	KRW	397,711	397,711	Lawsuit on claim for damages and others(*1)
POSCO ICT	1	BRL	7,586	1,614	Lawsuit on claim for damage(*1)
	8	KRW	5,637	5,637	Lawsuit on claim for damages and others(*1)
POSCO A&C	10	KRW	13,097	13,097	Lawsuit on claim for payment on construction and others(*1)
POSCO America Corporation	1	USD	—	—	Lawsuit on claim for labor
POSCO ENERGY CO., LTD.	4	KRW	14,357	14,357	Lawsuit on claim for damages and others
	2	USD	400,000	474,200	Lawsuit on claim for damages and others
POSCO E&C CHINA CO., LTD.	4	CNY	31,051	5,784	Lawsuit over contract dispute and others(*1)
POSCO O&M Co., Ltd.	4	KRW	2,256	2,256	Lawsuit on claim for damages and others
POSCO ENGINEERING (THAILAND) CO., LTD.	1	THB	160,929	5,724	Lawsuit on claim for payment on construction
eNtoB Corporation	2	KRW	133	133	Lawsuit on claim for damages
POSCO E&C Vietnam Co., Ltd.	1	USD	211	250	Lawsuit on claim for payment on construction
POSCO SOUTH EAST ASIA PTE. LTD	2	USD	15,900	18,849	Lawsuit over contract dispute
POSCO TNPC Otomotiv Celik San. Ve Tic. A.S	4	TRY	232	21	Lawsuit over industrial accidents and others(*1)
Brazil Sao Paulo Steel Processing Center	4	BRL	3,844	818	Lawsuit on claim for labor and others

(in millions of Won, in thousands of foreign currencies)
Company	Legal actions	Claim amount		Won equivalent	Description
POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA.	89	BRL	194,834	41,457	Lawsuit on claim for payment on construction and others(*1)
POSCO ASSAN TST STEEL INDUSTRY	1	USD	180	214	Lawsuit on compensation(*1)
POSCO TMC INDIA PRIVATE LIMITED	2	INR	—	—	Lawsuit on claim for employee laid-off and others
POSCO INDIA PROCESSING CENTER PRIVATE LIMITED	1	INR	54,420	867	Lawsuit on claim for damages
POSCO-India Pune Processing Center. Pvt. Ltd.	1	INR	2,197,800	35,011	Lawsuit over contract dispute
POSCO CHEMCAL CO., LTD	1	KRW	15,383	15,383	Calculation of stock purchase value
POSCO M-TECH	2	KRW	70	70	Lawsuit on claim for damages and others
POSCO Engineering and Construction India Private Limited	2	INR	493,968	7,869	Lawsuit on claim for payment and others
POSCO INTERNATIONAL AMERICA Corp.	1	USD	2,500	2,964	Lawsuit on claim for damages
HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd.	1	KRW	3,305	3,305	Lawsuit on claim for payment
POSCO Thainox Public Company Limited	1	THB	3,000	107	Lawsuit on invalidation of a check
POSCO MOBILITY SOLUTION (formerly, POSCO SPS CORPORATION)	2	KRW	300	300	Lawsuit on claim for damages and others
POSCO INTERNATIONAL VIETNAM CO., LTD.	1	VND	579,407	30	Lawsuit over contract dispute
QINGDAO POHANG STAINLESS STEEL CO., LTD.	5	CNY	56,194	10,467	Lawsuit over contract dispute and others
POSCO(Yantai) Automotive Processing Center Co., Ltd	2	CNY	313	58	Lawsuit on claim for labor and others
POSCO INTERNATIONAL (CHINA) CO., LTD	1	CNY	12,350	2,300	Lawsuit over contract dispute
POSCO(Dalian) IT Center Development Co., Ltd.	1	CNY	54	10	Lawsuit on claim for damages

(*1)
The Company made a reliable estimate in 71 lawsuits by considering the possibility and amount of expected outflow of resources and recognized
￦
61,911 million as provision for legal contingencies and claims.

For all the other lawsuits and claims, management does not believe the Company has any present obligations and therefore, the Company has not recognized any provisions as of December 31, 202
1
 for the matters.

(e)	Other contingent circumstances
Other major contingencies for the Company as of December 31, 202
1
 are as follows:

Company	Description
POSCO HOLDINGS INC.	POSCO HOLDINGS INC. has provided 3 blank checks to Korea Energy Agency as collateral for long-term foreign currency borrowings.

POSCO INTERNATIONAL Corporation	As of December 31, 2021, POSCO INTERNATIONAL Corporation has provided 30 blank promissory notes and 23 blank checks to Korea Energy Agency and others as collateral for the guarantee on performance for contracts and others.

POSCO ENGINEERING & CONSTRUCTION CO., LTD.	As of December 31, 2021, POSCO ENGINEERING & CONSTRUCTION CO., LTD. has provided 36 blank checks and 4 blank promissory notes as collateral for agreements and outstanding loans, and has provided joint guarantee of ￦9,241,211 million for guarantee that partners had issued from Korea Housing & Urban Guarantee Corporation and others.

POSCO ICT	As of December 31, 2021, POSCO ICT has provided 8 blank checks to financial institutions as collateral for the guarantee on performance for contracts and others.